Annual Total Returns - Fidelity® Connecticut Municipal Income Fund [BarChart] - 11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 - Fidelity® Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	4.62%
Annual Return 2013	(2.59%)
Annual Return 2014	8.48%
Annual Return 2015	3.39%
Annual Return 2016	(0.37%)
Annual Return 2017	4.19%
Annual Return 2018	0.94%
Annual Return 2019	8.03%
Annual Return 2020	4.23%
Annual Return 2021	1.91%